Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Future Minimum Contractual Lease Income (Net of Commissions)
Amount
2015	$171,682
2016	71,888
2017	28,591
2018	11,644
2019	2,192
Thereafter	—

Total minimum lease revenue, net of commissions	$285,997